Loans - Details of Negotiable Obligations (Detail) SFr in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2014 ARS ($)
Disclosure of detailed information about borrowings [line items]
Principal value	$ 191,063			$ 154,345	$ 105,751	$ 49,305
Noncurrent	151,727			127,568	77,934
Current	39,336			26,777	27,817
Negotiable obligations [member]
Disclosure of detailed information about borrowings [line items]
Noncurrent	144,326			115,310	71,931
Current	$ 20,828			8,760	12,031
Negotiable obligations [member] | 1998 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 15
Interest rate	10.00%	10.00%	10.00%
Maturity	2028
Noncurrent	$ 276			63	49
Current	$ 5			4	3
Negotiable obligations [member] | 2012 October and December [member] | Class X [Member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 552
Maturity	-
Current					7,258
Negotiable obligations [member] | 2012 November and December [member] | Class XI [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 2,110
Maturity	-
Noncurrent					1,055
Current				260	1,129
Negotiable obligations [member] | 2012 December and 2013 March [member] | Class XIII [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 2,828
Interest rate	4.75%	4.75%	4.75%
Interest rate	26.77%	26.77%	26.77%
Maturity	2018
Noncurrent				1,414	2,828
Current	$ 1,427			1,439	25
Negotiable obligations [member] | 2013 April [member] | Class XVII [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 2,250
Interest rate	2.25%	2.25%	2.25%
Interest rate	24.82%	24.82%	24.82%
Maturity	2020
Noncurrent	$ 2,250			2,250	2,250
Current	$ 96			101	91
Negotiable obligations [member] | 2013 April [member] | Class XIX [Member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 89
Maturity	-
Noncurrent					1,156
Current				1,413	3
Negotiable obligations [member] | 2013 June [member] | Class XX [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 1,265
Interest rate	2.25%	2.25%	2.25%
Interest rate	24.20%	24.20%	24.20%
Maturity	2020
Noncurrent	$ 1,265			1,265	1,265
Current	$ 12			12	12
Negotiable obligations [member] | 2013 July [member] | Class XXII [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 92
Interest rate	3.50%	3.50%	3.50%
Maturity	2020
Noncurrent	$ 451			576	630
Current	$ 230			197	162
Negotiable obligations [member] | 2013 October [member] | Class XXIV [Member] | London interbank offered rate (LIBOR) 1 [Member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 150
Interest rate	7.50%	7.50%	7.50%
Interest rate	8.92%	8.92%	8.92%
Maturity	2018
Noncurrent				419	802
Current	$ 498			570	471
Negotiable obligations [member] | 2013 December 2014 April and 2015 February and December [member] | Class XXVI [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 862
Interest rate	8.88%	8.88%	8.88%
Maturity	2018
Noncurrent				13,410	11,057
Current	$ 8,422			40	33
Negotiable obligations [member] | 2014 April, 2015 February and 2016 October [member] | Class XXVIII [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 1,522
Interest rate	8.75%	8.75%	8.75%
Maturity	2024
Noncurrent	$ 28,311			24,111	17,212
Current	599			509	364
Negotiable obligations [member] | 2014 March [member] | Class XXIX [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 500
Interest rate	21.74%	21.74%	21.74%
Maturity	2020
Noncurrent	$ 350			500	500
Current	158			8	7
Negotiable obligations [member] | 2014 June [member] | Class XXXII [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 465
Maturity	-
Current					157
Negotiable obligations [member] | 2014 June [member] | Class XXXIII [Member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 66
Maturity	-
Noncurrent					287
Current				350	574
Negotiable obligations [member] | 2014 September [member] | Class XXXIV [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 1,000
Interest rate	0.10%	0.10%	0.10%
Interest rate	20.08%	20.08%	20.08%
Maturity	2024
Noncurrent	$ 1,000			1,000	1,000
Current	54			76	56
Negotiable obligations [member] | 2014 September [member] | Class XXXV [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 750
Interest rate	3.50%	3.50%	3.50%
Interest rate	23.48%	23.48%	23.48%
Maturity	2019
Noncurrent	$ 500			750	750
Current	298			64	49
Negotiable obligations [member] | 2015 February [member] | Class XXXVI [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 950
Interest rate	4.74%	4.74%	4.74%
Interest rate	24.47%	24.47%	24.47%
Maturity	2020
Noncurrent	$ 950			950	950
Current	92			126	95
Negotiable obligations [member] | 2015 February [member] | Class XXXVII [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 250
Maturity	-
Noncurrent					250
Current				260	9
Negotiable obligations [member] | 2015 April [member] | Class XXXVIII [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 935
Interest rate	4.75%	4.75%	4.75%
Interest rate	24.89%	24.89%	24.89%
Maturity	2020
Noncurrent	$ 626			935	935
Current	$ 362			69	55
Negotiable obligations [member] | 2015 April [member] | Class XXXIX [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 1,500
Interest rate	8.50%	8.50%	8.50%
Maturity	2025
Noncurrent	$ 27,731			23,617	19,369
Current	1,002			853	1,111
Negotiable obligations [member] | 2015 July [member] | Class XL [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 500
Maturity	-
Noncurrent					500
Current				529	26
Negotiable obligations [member] | 2015 September [member] | Class XLI [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 1,900
Interest rate	19.98%	19.98%	19.98%
Maturity	2020
Noncurrent	$ 1,267			1,900	1,900
Current	736			145	112
Negotiable obligations [member] | 2015 September and December [member] | Class XLII [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 1,697
Interest rate	4.00%	4.00%	4.00%
Interest rate	23.98%	23.98%	23.98%
Maturity	2020
Noncurrent	$ 1,697			1,697	1,697
Current	110			148	119
Negotiable obligations [member] | 2015 October [member] | Class XLIII [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 2,000
Interest rate	20.30%	20.30%	20.30%
Maturity	2023
Noncurrent	$ 2,000			2,000	2,000
Current	80			106	83
Negotiable obligations [member] | 2015 December [member] | Class XLIV [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 1,400
Interest rate	4.75%	4.75%	4.75%
Interest rate	26.53%	26.53%	26.53%
Maturity	2018
Noncurrent				1,400	1,400
Current	$ 1,422			23	25
Negotiable obligations [member] | 2016 March [member] | Class XLV [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 150
Maturity	-
Current				153
Negotiable obligations [member] | 2016 March [member] | Class XLVI [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 1,350
Interest rate	6.00%	6.00%	6.00%
Interest rate	25.83%	25.83%	25.83%
Maturity	2021
Noncurrent	$ 1,350			1,350
Current	$ 114			152
Negotiable obligations [member] | 2016 March [member] | Class XLVII [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 1,000
Interest rate	8.50%	8.50%	8.50%
Maturity	2021
Noncurrent	$ 18,599			15,840
Current	$ 430			367
Negotiable obligations [member] | 2016 April [member] | Class XLVIII [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 46
Interest rate	8.25%	8.25%	8.25%
Maturity	2020
Noncurrent	$ 852			726
Current	14			12
Negotiable obligations [member] | 2016 April [member] | Class XLlX [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 535
Interest rate	6.00%	6.00%	6.00%
Interest rate	28.57%	28.57%	28.57%
Maturity	2020
Noncurrent	$ 535			535
Current	31			33
Negotiable obligations [member] | 2016 July [member] | Class L [Member] | BADLAR Variable Rate [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 11,248
Interest rate	4.00%	4.00%	4.00%
Interest rate	25.46%	25.46%	25.46%
Maturity	2020
Noncurrent	$ 11,248			11,248
Current	$ 651			696
Negotiable obligations [member] | 2016 September [member] | Class LI [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value | SFr			SFr 300
Interest rate	3.75%	3.75%	3.75%
Maturity	2019
Noncurrent	$ 5,731			4,673
Current	54			45
Negotiable obligations [member] | 2017 May [member] | Class LII [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 4,602
Interest rate	16.50%	16.50%	16.50%
Maturity	2022
Noncurrent	$ 4,602
Current	$ 110
Negotiable obligations [member] | 2017 July and December [member] | Class LIII [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 1,000
Interest rate	6.95%	6.95%	6.95%
Maturity	2027
Noncurrent	$ 18,889
Current	$ 445
Negotiable obligations [member] | 2017 December [member] | Class LIV [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 750
Interest rate	7.00%	7.00%	7.00%
Maturity	2047
Noncurrent	$ 13,846
Current	$ 44
Negotiable obligations [member] | 2013 January [member] | Series A-L [member] | Fixed interest rate [member] | Metrogas [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 177
Interest rate	8.88%	8.88%	8.88%
Maturity	2018
Noncurrent				2,461	1,906
Current	$ 3,076				2
Negotiable obligations [member] | 2013 January [member] | Series A-U [member] | Fixed interest rate [member] | Metrogas [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 18
Interest rate	8.88%	8.88%	8.88%
Maturity	2018
Noncurrent				$ 220	$ 183
Current	$ 256